UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07896

                       GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                               Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                      Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The GAMCO Vertumnus Fund Semiannual Report — June 30, 2012

To Our Shareholders,

For the six months ended June 30, 2012, the net asset value (“NAV”) per Class AAA Share of The GAMCO Vertumnus Fund increased 2.5% compared with increases of 5.9% and 4.5% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Free Index, respectively. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2012.

Comparative Results

Average Annual Returns through June 30, 2012 (a) (Unaudited)					Since Inception (2/3/94)
	Six Months	1 Year	5 Year	10 Year
Class AAA (GAGCX)	2.47%	(5.26)%	(2.52)%	4.00%	4.17%
Bank of America Merrill Lynch Global 300 Convertible Index	5.85	(3.01)	1.18	5.04	N/A	(d)
MSCI World Free Index	4.49	(7.17)	(5.06)	3.13	3.66	(e)
Lipper Convertible Securities Fund Average	4.39	(4.78)	1.81	6.20	6.95
Class A (GAGAX)	2.45	(5.27)	(2.43)	4.05	4.19
With sales charge (b)	(3.44)	(10.71)	(3.58)	3.44	3.86
Class C (GACCX)	1.99	(6.10)	(3.29)	3.21	3.72
With contingent deferred sales charge (c)	0.99	(7.04)	(3.29)	3.21	3.72
Class I (GAGIX)	2.57	(5.00)	(2.26)	4.14	4.24

In the current prospectus dated April 27, 2012, the gross expense ratios for Class AAA, A, C, and I Shares are 3.38%, 3.38%, 4.13%, and 3.13%, respectively, and the net expense ratios in the current prospectus for these share classes are 2.02%, 2.02%, 2.77%, and 1.77%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2012. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)   Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class C Shares would have been lower due to the additional expenses associated with this class of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Free Index is an unmanaged free float adjusted market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific region. The Lipper Convertible Securities Fund Average reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)  There is no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(e)  MSCI World Free Index since inception performance is as of January 31, 1994.

The GAMCO Vertumnus Fund Disclosure of Fund Expenses (Unaudited) For the Six Month Period from January 1, 2012 through June 30, 2012	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expenses Ratio	Expense Paid During Period*
The GAMCO Vertumnus Fund
Actual Fund Return
Class AAA	$1,000.00	$1,024.70	2.01%	$10.12
Class A	$1,000.00	$1,024.50	2.01%	$10.12
Class C	$1,000.00	$1,019.90	2.76%	$13.86
Class I	$1,000.00	$1,025.70	1.76%	$ 8.86
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.87	2.01%	$10.07
Class A	$1,000.00	$1,014.87	2.01%	$10.07
Class C	$1,000.00	$1,011.14	2.76%	$13.80
Class I	$1,000.00	$1,016.11	1.76%	$ 8.82

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2012:

The GAMCO Vertumnus Fund

U.S. Government Obligations	22.3%
Financial Services	12.0%
Health Care	8.7%
Energy and Utilities	8.2%
Computer Hardware	7.3%
Metals and Mining	7.2%
Diversified Industrial	6.5%
Aerospace	5.4%
Telecommunications	4.6%
Food and Beverage	3.4%
Commercial Services	3.1%
Computer Software and Services	2.7%

Business Services	1.4%
Aviation	1.0%
Entertainment	0.7%
Consumer Products	0.7%
Automotive: Parts and Accessories	0.6%
Electronics	0.6%
Retail	0.2%
Broadcasting	0.0%
Other Assets and Liabilities (Net)	3.4%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The GAMCO Vertumnus Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 44.5%
	Aviation — 1.0%
$50,000	Textron Inc., Ser. TXT, Cv., 4.500%, 05/01/13	$50,000	$96,375

	Broadcasting — 0.0%
400,000	Citadel Broadcasting Corp., Sub. Deb. Cv., Escrow 4.000%, 02/11/20†(a)	0	0

	Commercial Services — 3.1%
300,000	The Providence Service Corp., Sub. Deb. Cv., 6.500%, 05/15/14	284,777	298,500

	Computer Hardware — 7.3%
700,000	SanDisk Corp., Cv., 1.000%, 05/15/13	633,431	693,000

	Computer Software and Services — 1.1%
100,000	Mentor Graphics Corp., Sub. Deb. Cv., 4.000%, 04/01/31	99,025	107,125

	Consumer Products — 0.7%
400,000	Eastman Kodak Co., Cv., 7.000%, 04/01/17†(a)	317,033	62,000

	Diversified Industrial — 5.1%
200,000	GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39	168,346	203,750
300,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17(b)	298,827	280,875

		467,173	484,625

	Electronics — 0.6%
52,000	Advanced Micro Devices Inc., Cv., 5.750%, 08/15/12	51,475	52,390

	Energy and Utilities — 7.3%
350,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14	350,000	412,562
300,000	JA Solar Holdings Co. Ltd., Cv., 4.500%, 05/15/13	296,419	276,000

		646,419	688,562

	Entertainment — 0.6%
50,000	Take-Two Interactive Software Inc., Cv., 4.375%, 06/01/14	50,000	58,000

	Financial Services — 2.7%
250,000	Janus Capital Group Inc., Cv., 3.250%, 07/15/14	250,000	255,938

	Health Care — 4.2%
400,000	Chemed Corp., Cv., 1.875%, 05/15/14	379,736	403,000

Principal Amount			Cost	Market Value
		Metals and Mining — 7.2%
$100,000		Alcoa Inc., Cv., 5.250%, 03/15/14	$100,000	$150,125
200,000		Kinross Gold Corp., Cv., 1.750%, 03/15/28(b)	202,055	198,750
250,000		Newmont Mining Corp., Ser.B,Cv., 1.625%, 07/15/17	326,455	332,813

			628,510	681,688

		Telecommunications — 3.6%
20,000,000	(c)	Softbank Corp., Cv., 1.500%, 03/31/13	238,618	345,364

		TOTAL CONVERTIBLE CORPORATE BONDS	4,096,197	4,226,567

		CORPORATE BONDS — 0.7%
		Energy and Utilities — 0.5%
200,000		Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15	136,060	49,000

		Retail — 0.2%
6,200,000		The Great Atlantic & Pacific Tea Co. Inc., 5.125%, 06/15/11†	113,875	18,600

		TOTAL CORPORATE BONDS	249,935	67,600

Shares
		COMMON STOCKS — 29.1%
		Aerospace — 5.4%
4,000		Goodrich Corp.	499,386	507,600

		Automotive: Parts and Accessories — 0.6%
1,000		Genuine Parts Co.	58,410	60,250

		Business Services — 1.4%
3,000		Ariba Inc.†	133,725	134,280

		Computer Software and Services — 1.6%
4,000		Standard Microsystems Corp.†	145,780	147,560

		Diversified Industrial — 1.4%
3,000		General Electric Co.	56,880	62,520
5,000		LeCroy Corp.†	71,025	71,300

			127,905	133,820

		Energy and Utilities — 0.4%
1,000		BP plc, ADR	39,990	40,540

		Entertainment — 0.1%
1,000		Electronic Arts Inc.†	12,584	12,350

		Financial Services — 9.3%
3,000		American International Group Inc.†	85,567	96,270

See accompanying notes to financial statements.

4

The GAMCO Vertumnus Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
4	Berkshire Hathaway Inc., Cl. A†	$481,253	$499,780
5,000	Delphi Financial Group Inc.†	0	3,125
5,000	Edelman Financial Group Inc.	43,775	43,500
4,000	Legg Mason Inc.	98,111	105,480
1,000	Pacific Capital Bancorp†	45,525	45,730
500	Royal Bank of Canada	27,160	25,610
1,500	WR Berkley Corp.	55,375	58,380

		836,766	877,875

	Food and Beverage — 3.4%
2,400	Kellogg Co.	124,820	118,392
1,000	Nestlé SA	54,883	59,580
1,000	PepsiCo Inc.	64,406	70,660
1,000	The Coca-Cola Co.	69,335	78,190

		313,444	326,822

	Health Care — 4.5%
1,000	Bristol-Myers Squibb Co.	33,845	35,950
3,000	Merck & Co. Inc.	102,332	125,250
6,000	Pfizer Inc.	118,665	138,000
3,000	Roche Holding AG, ADR	112,245	129,660

		367,087	428,860

	Telecommunications — 1.0%
4,000	Telekom Austria AG	49,204	39,276
2,000	Vodafone Group plc, ADR	51,310	56,360

		100,514	95,636

	TOTAL COMMON STOCKS	2,635,591	2,765,593

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 22.3%
$2,115,000	U.S. Treasury Bills, 0.130% to 0.150%††, 10/18/12 to 12/27/12	$2,113,797	$2,113,898

	TOTAL INVESTMENTS — 96.6%	$9,095,520	9,173,658

	Other Assets and Liabilities (Net) — 3.4%		326,464

	NET ASSETS — 100.0%		$9,500,122

(a)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2012, the market value of fair valued securities amounted to $62,000 or 0.65% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the market value of Rule 144A securities amounted to $479,625 or 5.05% of net assets.

(c)	Principal amount denoted in Japanese Yen.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

5

The GAMCO Vertumnus Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $9,095,520)	$9,173,658
Foreign currency, at value (cost $1)	1
Cash	3,226
Receivable for investments sold	264,000
Receivable for Fund shares sold	112,617
Dividends and interest receivable	39,159
Prepaid expenses	15,268

Total Assets	9,607,929

Liabilities:
Payable to broker	620
Payable for Fund shares redeemed	4,072
Payable for investments purchased	58,410
Payable for distribution fees.	1,759
Payable for investment advisory fees	1,064
Payable for shareholder communications expenses	19,909
Payable for legal and audit fees	10,020
Payable for custodian fees	8,750
Other accrued expenses.	3,203

Total Liabilities	107,807

Net Assets
(applicable to 2,506,777 shares outstanding)	$9,500,122

Net Assets Consist of:
Paid-in capital	$11,067,629
Accumulated distributions in excess of net investment income	(326)
Accumulated loss on investments and foreign currency transactions	(1,645,256)
Net unrealized appreciation on investments	78,138
Net unrealized depreciation on foreign currency translations	(63)

Net Assets	$9,500,122

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($9,089,924 ÷ 2,398,101 shares outstanding; 75,000,000 shares authorized)	$3.79

Class A:
Net Asset Value and redemption price per share ($261,814 ÷ 68,798 shares outstanding; 50,000,000 shares authorized)	$3.81

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$4.04

Class C:
Net Asset Value and offering price per share ($31,929 ÷ 9,288 shares outstanding; 25,000,000 shares authorized)	$3.44	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($116,455 ÷ 30,590 shares outstanding; 25,000,000 shares authorized)	$3.81

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $899)	$27,419
Interest	120,439

Total Investment Income	147,858

Expenses:
Investment advisory fees	39,735
Distribution fees - Class AAA	9,401
Distribution fees - Class A	349
Distribution fees - Class C	203
Custodian fees	16,497
Registration expenses	14,074
Shareholder communications expenses	12,218
Legal and audit fees	10,332
Shareholder services fees	8,804
Directors’ fees	1,282
Interest expense	216
Tax expense	32
Miscellaneous expenses	3,966

Total Expenses	117,109

Less:
Expense reimbursed by Adviser (See Note 3)	(37,370)

Net Expenses	79,739

Net Investment Income	68,119

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	144,267
Net realized loss on foreign currency transactions	(125)

Net realized gain on investments and foreign currency transactions	144,142

Net change in unrealized appreciation/depreciation: on investments	(55,221)
on foreign currency translations	(25)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(55,246)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	88,896

Net Increase in Net Assets Resulting from Operations	$157,015

See accompanying notes to financial statements.

6

The GAMCO Vertumnus Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$68,119	$196,253
Net realized gain on investments and foreign currency transactions	144,142	264,223
Net change in unrealized depreciation on investments and foreign currency translations	(55,246)	(876,227)

Net Increase/(Decrease) in Net Assets Resulting from Operations	157,015	(415,751)

Distributions to Shareholders:
Net investment income
Class AAA	(67,398)	(177,101)
Class A	(2,312)	(15,427)
Class C	(206)	(2,326)
Class I	(1,186)	(1,859)

Total Distributions to Shareholders	(71,102)	(196,713)

Capital Share Transactions:
Class AAA	3,738,969	(2,196,773)
Class A	(39,848)	(773,043)
Class B*	—	(1,671)
Class C	(9,979)	(113,913)
Class I	61,840	(8,827)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	3,750,982	(3,094,227)

Redemption Fees	—	12

Net Increase/(Decrease) in Net Assets.	3,836,895	(3,706,679)
Net Assets:
Beginning of period	5,663,227	9,369,906

End of period (including undistributed net investment income of $0 and $2,657, respectively)	$9,500,122	$5,663,227

*	Class B Shares were fully redeemed and closed on July 5, 2011.

See accompanying notes to financial statements.

7

The GAMCO Vertumnus Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse- ment		Operating Expenses Net of Reimburse- ment(c)		Dividend Expense on Securities Sold Short	Portfolio Turnover Rate
Class AAA
2012(d)	$3.73	$0.03	$0.06	$0.09	$(0.03)	—	—	$(0.03)	—	$3.79	2.5%	$9,090	1.71	%(e)	2.95	%(e)	2.01	%(e)	—	60%
2011	4.13	0.11	(0.39)	(0.28)	(0.12)	—	—	(0.12)	$0.00	3.73	(6.9)	5,269	2.72		3.38		2.02		—	45
2010	3.64	0.08	0.51	0.59	(0.10)	—	—	(0.10)	—	4.13	16.3	8,018	2.11		2.87		2.02		0.01%	68
2009	2.62	0.12	1.03	1.15	(0.13)	—	—	(0.13)	0.00	3.64	44.7	7,681	3.87		3.37		2.04		—	62
2008	4.77	0.08	(2.11)	(2.03)	(0.12)	—	—	(0.12)	0.00	2.62	(43.2)	4,000	1.88		3.38		2.02		—	110
2007	5.48	(0.04)	0.16	0.12	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	4.77	2.1	9,294	(0.70)		2.46		2.12		—	141
Class A
2012(d)	$3.75	$0.03	$0.06	$0.09	$(0.03)	—	—	$(0.03)	—	$3.81	2.5%	$262	1.78	%(e)	2.95	%(e)	2.01	%(e)	—	60%
2011	4.14	0.10	(0.37)	(0.27)	(0.12)	—	—	(0.12)	$0.00	3.75	(6.7)	297	2.47		3.38		2.02		—	45
2010	3.65	0.08	0.51	0.59	(0.10)	—	—	(0.10)	—	4.14	16.3	1,115	2.16		2.87		2.02		0.01%	68
2009	2.63	0.12	1.03	1.15	(0.13)	—	—	(0.13)	0.00	3.65	44.5	472	3.71		3.37		2.04		—	62
2008	4.78	0.10	(2.13)	(2.03)	(0.12)	—	—	(0.12)	0.00	2.63	(43.1)	196	2.78		3.38		2.02		—	110
2007	5.49	(0.04)	0.16	0.12	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	4.78	2.1	57	(0.69)		2.45		2.12		—	141
Class C
2012(d)	$3.39	$0.02	$0.05	$0.07	$(0.02)	—	—	$(0.02)	—	$3.44	2.0%	$32	1.03	%(e)	3.70	%(e)	2.76	%(e)	—	60%
2011	3.76	0.07	(0.35)	(0.28)	(0.09)	—	—	(0.09)	$0.00	3.39	(7.6)	42	1.82		4.13		2.77		—	45
2010	3.33	0.05	0.45	0.50	(0.07)	—	—	(0.07)	—	3.76	15.1	166	1.33		3.62		2.77		0.01%	68
2009	2.41	0.09	0.94	1.03	(0.11)	—	—	(0.11)	0.00	3.33	43.5	162	2.96		4.12		2.79		—	62
2008	4.43	0.04	(1.94)	(1.90)	(0.12)	—	—	(0.12)	0.00	2.41	(43.6)	86	1.11		4.13		2.77		—	110
2007	5.19	(0.09)	0.16	0.07	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	4.43	1.2	82	(1.65)		3.19		2.87		—	141
Class I
2012(d)	$3.75	$0.04	$0.06	$0.10	$(0.04)	—	—	$(0.04)	—	$3.81	2.6%	$116	1.96	%(e)	2.70	%(e)	1.76	%(e)	—	60%
2011	4.14	0.12	(0.38)	(0.26)	(0.13)	—	—	(0.13)	$0.00	3.75	(6.4)	55	3.01		3.13		1.77		—	45
2010	3.66	0.09	0.50	0.59	(0.11)	—	—	(0.11)	—	4.14	16.4	69	2.37		2.62		1.77		0.01%	68
2009	2.63	0.13	1.04	1.17	(0.14)	—	—	(0.14)	0.00	3.66	45.2	67	3.97		3.12		1.79		—	62
2008(f)	4.62	0.08	(1.95)	(1.87)	(0.12)	—	—	(0.12)	0.00	2.63	(41.2)	29	2.14	(e)	3.13	(e)	1.77	(e)	—	110

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2008, and 2007. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.01%, 2.00%, and 2.00% (Class AAA and Class A), 2.75%, 2.75%, 2.76%, 2.75%, and 2.75% (Class C), 1.75%, 1.75%, 1.76%, and 1.75% (Class I), respectively. For the year ended December 31, 2009, the effect of the interest expense was minimal. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class I), respectively. The effect of tax expense during the six months ended June 30, 2012 was minimal.

(d)	For the six months ended June 30, 2012, unaudited.
(e)	Annualized.
(f)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

8

The GAMCO Vertumnus Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Vertumnus Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

9

The GAMCO Vertumnus Fund

Notes to Financial Statements (Unaudited) (Continued)

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds(a)	—	$4,226,567	$0	$4,226,567
Corporate Bonds(a)	$18,600	49,000	—	67,600
Common Stocks:
Financial Services	874,750	—	3,125	877,875
Other Industries (a)	1,887,718	—	—	1,887,718
Total Common Stocks	2,762,468	—	3,125	2,765,593
U.S. Government Obligations	—	2,113,898	—	2,113,898
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,781,068	$6,389,465	$3,125	$9,173,658

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of

10

The GAMCO Vertumnus Fund

Notes to Financial Statements (Unaudited) (Continued)

valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2012, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

11

The GAMCO Vertumnus Fund

Notes to Financial Statements (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2012, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

12

The GAMCO Vertumnus Fund

Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent; adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2011 was $196,713 of ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2011, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

13

The GAMCO Vertumnus Fund

Notes to Financial Statements (Unaudited) (Continued)

Capital Loss Carryforward Available through 2016	$1,409,463
Capital Loss Carryforward Available through 2017	379,911

Total Capital Loss Carryforwards.	$1,789,374

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$9,095,520	$575,606	$(497,468)	$78,138

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any interest or penalties. As of June 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2013, at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended June 30, 2012, the Adviser reimbursed the Fund in the amount of $37,370. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The agreements are renewable annually. At June 30, 2012, the cumulative amount which the Fund may repay the Adviser is $212,984.

For the year ended December 31, 2010, expiring December 31, 2012	$76,106
For the year ended December 31, 2011, expiring December 31, 2013	99,508
For the six months ended June 30, 2012, expiring December 31, 2014	37,370

$212,984

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and each Director is reimbursed by the Corporation for

14

The GAMCO Vertumnus Fund

Notes to Financial Statements (Unaudited) (Continued)

any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $5,508,610 and $4,204,456, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2012, the Fund paid brokerage commissions on security trades of $1,592 to Gabelli & Company, Inc., an affiliate of the Fund. Additionally the Distributor retained a total of $88 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2012.

As of June 30, 2012, the Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaims pecuniary interest.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2012, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2012 was $11,500 with a weighted average interest rate of 1.40%. The maximum amount borrowed at any time during the six months ended June 30, 2012 was $211,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a front-end sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject

15

The GAMCO Vertumnus Fund

Notes to Financial Statements (Unaudited) (Continued)

to a maximum front-end sales charge of 5.75%. Class B shares were fully redeemed on July 5, 2011. Class C Shares are subject to a 1.00% CDSC for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The Fund did not retain any redemption fees during the six months ended June 30, 2012 and for the year ended December 31, 2011, the redemption fees amounted to $12.

Transactions in shares of capital stock were as follows:

	For the Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,162,137	$4,400,653	200,889	$820,736
Shares issued upon reinvestment of distributions	16,482	62,553	41,264	160,875
Shares redeemed	(191,517)	(724,237)	(774,668)	(3,178,384)

Net increase/(decrease)	987,102	$3,738,969	(532,515)	$(2,196,773)

Class A
Shares sold	1,291	$4,929	88,466	$364,309
Shares issued upon reinvestment of distributions	304	1,158	1,582	6,268
Shares redeemed	(12,041)	(45,935)	(280,211)	(1,143,620)

Net decrease	(10,446)	$(39,848)	(190,163)	$(773,043)

Class B*
Shares issued upon reinvestment of distributions	—	—	5	$17
Shares redeemed	—	—	(460)	(1,688)

Net decrease	—	—	(455)	$(1,671)

Class C
Shares sold	462	$1,581	38,267	$132,535
Shares issued upon reinvestment of distributions	59	206	631	2,276
Shares redeemed	(3,487)	(11,766)	(70,700)	(248,724)

Net decrease	(2,966)	$(9,979)	(31,802)	$(113,913)

Class I
Shares sold	23,503	$90,792	946	$3,922
Shares issued upon reinvestment of distributions	309	1,177	469	1,829
Shares redeemed	(7,996)	(30,129)	(3,422)	(14,578)

Net increase/(decrease)	15,816	$61,840	(2,007)	$(8,827)

*	Class B Shares were fully redeemed and closed on July 5, 2011.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by

16

The GAMCO Vertumnus Fund

Notes to Financial Statements (Unaudited) (Continued)

one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Effective August 10, 2012, the Fund will no longer have an investment policy of investing at least 80% of its net assets in convertible securities. The Fund’s investment objective will not change. In addition, beginning in 2013, the Fund will make income and capital gain distributions on an annual basis, rather than on a quarterly basis.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli/GAMCO Funds and Your Personal Privacy.

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital.

(Multiclass)	Team Managed

Gabelli Dividend Growth Fund (formerly Gabelli Blue Chip Value Fund)

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

GAMCO Westwood Equity Fund

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation.

(Multiclass)	Team Managed

FOCUSED VALUE

Gabelli Focus Five Fund (formerly Gabelli Woodland Small Cap Value Fund)

Seeks to invest up to 50% of its net assets in the equity securities of five companies with the remaining net assets invested in ten to twenty other companies or in short-term high grade investments or cash and cash equivalents.

(Multiclass)	Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation.

(Multiclass)	Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood SmallCap Equity Fund

Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation.

(Multiclass)	Portfolio Manager: Nicholas F. Galluccio

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation.

(Multiclass)	Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification.

(Multiclass)	Portfolio Manager: Caesar Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund

Seeks to invest in micro-cap companies that have market capitalizations of $500 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood Balanced Fund

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)

Team Managed

GAMCO Westwood Income Fund

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

SPECIALTY EQUITY

GAMCO Vertumnus Fund

Seeks to invest principally in common stock and convertible securities of domestic and foreign companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Green Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation.

(Multiclass)	Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli Gold Fund (formerly GAMCO Gold Fund)

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.

(Multiclass)	Portfolio Manager: Caesar Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income.

(Multiclass)	Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation.

(Multiclass)	Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)

Portfolio Managers: Charles L. Minter Martin Weiner, CFA

FIXED INCOME

GAMCO Westwood Intermediate Bond Fund

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)

Portfolio Manager: Mark R. Freeman, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about these and other matters and should be read carefully before investing. Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580.

GAMCO Global Series Funds, Inc.

The GAMCO Vertumnus Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA Chairman and Chief Executive Officer, GAMCO Investors, Inc.	John D. Gabelli Senior Vice President, Gabelli & Company, Inc.

E. Val Cerutti Chief Executive Officer, Cerutti Consultants, Inc.	Werner J. Roeder, MD Medical Director, Lawrence Hospital

Anthony J. Colavita President, Anthony J. Colavita, P.C.	Anthonie C. van Ekris Chairman, BALMAC International, Inc.

Arthur V. Ferrara Former Chairman and Chief Executive Officer, Guardian Life Insurance Company of America	Salvatore J. Zizza Chairman, Zizza & Associates Corp.

Officers

Bruce N. Alpert President, Secretary, and Acting Chief Compliance Officer	Agnes Mullady Treasurer

Custodian, Transfer Agent, and Dividend

Disbursing Agent

State Street Bank and Trust Company

Distributor

G.distributors, LLC

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Vertumnus Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q212SR

GAMCO

The

GAMCO

Vertumnus

Fund

SEMIANNUAL REPORT

JUNE 30, 2012

The GAMCO Global Growth Fund
Semiannual Report — June 30, 2012

Morningstar® rated The GAMCO Global Growth Fund Class AAA Shares 4 stars overall and 4 stars for the three, five, and ten year periods ended June 30, 2012 among 706, 706, 515, and 290 World Stock funds, respectively.

Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the six months ended June 30, 2012, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Growth Fund increased 5.6% compared with an increase of 5.9% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2012.

Comparative Results

Average Annual Returns through June 30, 2012 (a) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	Since Inception (2/7/94)
Class AAA (GICPX)	5.57%	(1.32)%	(0.24)%	6.95%	7.99%
MSCI AC World Free Index	5.91	(6.03)	(2.23)	6.17	3.66(d)
Lipper Global Large-Cap Growth Fund Average.	7.30	(4.51)	(2.16)	4.97	N/A
Class A (GGGAX)	5.57	(1.32)	(0.23)	6.96	8.00
With sales charge (b)	(0.50)	(7.00)	(1.40)	6.32	7.65
Class C (GGGCX)	5.18	(2.07)	(0.99)	6.15	7.45
With contingent deferred sales charge (c)	4.18	(3.04)	(0.99)	6.15	7.45
Class I (GAGIX)	5.73	(1.04)	0.02	7.09	8.06

In the current prospectus dated April 27, 2012, the expense ratios for Class AAA, A, C, and I Shares are 1.84%, 1.84%, 2.59%, and 1.59%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2012. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class C Shares would have been lower due to the additional expenses associated with this class of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Free Index is an unmanaged free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Free Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Average reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Free Index since inception performance is as of January 31, 1994.

The GAMCO Global Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2012 through June 30, 2012	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,055.70	1.85%	$ 9.46
Class A	$1,000.00	$1,055.70	1.85%	$ 9.46
Class C	$1,000.00	$1,051.80	2.60%	$13.26
Class I	$1,000.00	$1,057.30	1.60%	$ 8.18
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.66	1.85%	$ 9.27
Class A	$1,000.00	$1,015.66	1.85%	$ 9.27
Class C	$1,000.00	$1,011.93	2.60%	$13.01
Class I	$1,000.00	$1,016.91	1.60%	$ 8.02

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2012:

The GAMCO Global Growth Fund

Consumer Discretionary	17.1%
Information Technology	16.3%
Consumer Staples	15.8%
Industrials	13.4%
Financials	11.3%
Health Care	11.2%

Energy	9.2%
Materials	5.3%
U.S. Government Obligations.	0.4%
Other Assets and Liabilities (Net)	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The GAMCO Global Growth Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.6%
	CONSUMER DISCRETIONARY — 17.1%
600	Amazon.com Inc.†	$41,899	$137,010
8,000	CBS Corp., Cl. B, Non-Voting	219,054	262,240
6,400	Christian Dior SA	771,781	880,175
3,500	Coach Inc.	143,687	204,680
17,000	Comcast Corp., Cl. A, Special	395,668	533,800
18,014	Compagnie Financiere Richemont SA, Cl. A	721,035	989,145
13,000	DIRECTV, Cl. A†	640,432	634,660
9,800	Hennes & Mauritz AB, Cl. B	283,153	351,761
7,000	Johnson Controls Inc.	214,015	193,970
9,000	Macy’s Inc.	262,832	309,150
16,700	NIKE Inc., Cl. B	1,608,195	1,465,926
13,000	Nikon Corp.	312,574	395,729
400	priceline.com Inc.†	211,743	265,808
2,000	Ralph Lauren Corp.	107,888	280,120
14,700	Starbucks Corp.	551,013	783,804
11,000	The Home Depot Inc.	392,511	582,890
14,600	The Swatch Group AG	995,383	1,015,743
10,600	Tiffany & Co.	696,157	561,270
16,000	Viacom Inc., Cl. B	773,624	752,320

	TOTAL CONSUMER DISCRETIONARY	9,342,644	10,600,201

	INFORMATION TECHNOLOGY — 16.3%
4,800	Apple Inc.†	1,154,011	2,803,200
5,500	Canon Inc.	302,383	219,508
24,000	EMC Corp.†	556,404	615,120
9,400	Facebook Inc., Cl. A†	302,277	292,528
2,000	Google Inc., Cl. A†	1,107,064	1,160,140
3,700	International Business Machines Corp.	453,961	723,646
3,700	Keyence Corp.	632,712	915,280
1,600	MasterCard Inc., Cl. A	306,827	688,176
31,500	Microsoft Corp.	857,239	963,585
15,500	QUALCOMM Inc.	929,985	863,040
6,700	Visa Inc., Cl. A	474,435	828,321

	TOTAL INFORMATION TECHNOLOGY	7,077,298	10,072,544

	CONSUMER STAPLES — 15.8%
6,000	Beam Inc.	273,560	374,940
4,000	Colgate-Palmolive Co.	321,180	416,400
5,300	Costco Wholesale Corp.	295,184	503,500
8,371	Danone	548,748	520,230
50,000	Davide Campari - Milano SpA	151,094	348,319
55,500	Diageo plc	926,227	1,430,508
5,000	Diageo plc, ADR	424,019	515,350
10,300	Mead Johnson Nutrition Co.	738,443	829,253
28,400	Nestlé SA.	1,377,358	1,694,852
4,100	PepsiCo Inc.	260,424	289,706
7,456	Pernod-Ricard SA.	585,587	797,288

Shares		Cost	Market Value

46,000	Tesco plc	$395,588	$223,551
11,900	The Coca-Cola Co.	649,120	930,461
6,000	The Estee Lauder Companies Inc.,
	Cl. A	289,775	324,720
3,100	Whole Foods Market Inc.	188,177	295,492
11,100	Woolworths Ltd.	182,007	305,563

	TOTAL CONSUMER STAPLES	7,606,491	9,800,133

	INDUSTRIALS — 13.4%
3,000	Caterpillar Inc.	306,493	254,730
2,600	Cummins Inc.	263,276	251,966
7,000	Eaton Corp.	260,094	277,410
6,000	Emerson Electric Co.	310,217	279,480
3,700	FANUC Corp.	325,019	608,210
2,500	Flowserve Corp.	225,511	286,875
32,000	General Electric Co.	574,823	666,880
8,000	Honeywell International Inc.	351,046	446,720
39,000	Jardine Matheson Holdings Ltd.	1,038,818	1,899,702
15,000	Komatsu Ltd.	470,971	358,070
6,500	PACCAR Inc.	268,456	254,735
5,100	Precision Castparts Corp.	606,804	838,899
6,600	Schneider Electric SA	512,415	366,853
5,000	Secom Co. Ltd.	186,467	229,296
6,300	Siemens AG	625,437	529,372
3,300	Union Pacific Corp.	290,036	393,723
5,000	United Technologies Corp.	270,444	377,650

	TOTAL INDUSTRIALS	6,886,327	8,320,571

	FINANCIALS — 11.3%
79,500	Bank of America Corp.	618,817	650,310
25,000	Cheung Kong (Holdings) Ltd.	386,389	308,658
1,533	China Life Insurance Co. Ltd., ADR	35,142	60,538
44,700	JPMorgan Chase & Co.	1,509,156	1,597,131
8,000	Julius Baer Group Ltd.†	276,686	290,054
40,200	Morgan Stanley	556,360	586,518
17,300	Schroders plc.	253,505	362,622
77,000	Skandinaviska Enskilda Banken AB, Cl. A	487,800	500,074
48,500	Standard Chartered plc.	965,708	1,053,562
50,000	Swire Pacific Ltd., Cl. A	554,772	581,542
35,000	Swire Properties Ltd.	76,259	105,402
9,100	The Goldman Sachs Group Inc.	866,122	872,326

	TOTAL FINANCIALS	6,586,716	6,968,737

	HEALTH CARE — 11.2%
5,000	Abbott Laboratories.	273,361	322,350
4,700	Allergan Inc.	388,946	435,079
6,700	Becton, Dickinson and Co.	525,607	500,825
6,600	Hisamitsu Pharmaceutical Co. Inc.	159,368	324,816
500	Intuitive Surgical Inc.†	198,549	276,895
11,000	Johnson & Johnson	733,850	743,160
10,000	Novartis AG, ADR	626,517	559,000
4,600	Novo Nordisk A/S, Cl. B	312,679	667,170

See accompanying notes to financial statements.

4

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,000	Novo Nordisk A/S, ADR	$113,696	$145,340
12,000	Roche Holding AG, ADR	478,130	518,640
2,600	Roche Holding AG, Genusschein	255,977	449,106
6,400	Shire plc, ADR	644,547	552,896
8,700	St. Jude Medical Inc.	364,277	347,217
9,100	Stryker Corp.	543,640	501,410
4,400	Takeda Pharmaceutical Co. Ltd.	214,043	199,768
6,000	Varian Medical Systems Inc.†	304,745	364,620

	TOTAL HEALTH CARE	6,137,932	6,908,292

	ENERGY — 9.2%
7,000	Cabot Oil & Gas Corp.	218,170	275,800
18,000	Cenovus Energy Inc.	689,756	572,400
11,500	ConocoPhillips	693,930	642,620
5,500	Continental Resources Inc.†.	322,976	366,410
9,200	EOG Resources Inc.	970,200	829,012
11,600	Occidental Petroleum Corp.	1,011,159	994,932
21,400	Schlumberger Ltd.	1,506,816	1,389,074
22,000	Suncor Energy Inc.	924,769	636,900

	TOTAL ENERGY	6,337,776	5,707,148

	MATERIALS — 5.3%
5,950	Anglo American plc	235,886	195,548
10,000	Barrick Gold Corp.	413,940	375,700
6,000	BHP Billiton plc	95,357	170,534
7,000	E. I. du Pont de Nemours and Co.	328,674	353,990
6,800	Freeport-McMoRan Copper & Gold Inc.	337,296	231,676
24,000	Goldcorp Inc.	934,788	901,920
4,500	Monsanto Co.	228,618	372,510
3,300	Rio Tinto plc	104,593	156,828

Shares		Cost	Market Value

4,000	The Mosaic Co.	$275,126	$219,040
23,598	Xstrata plc	186,896	296,706

	TOTAL MATERIALS	3,141,174	3,274,452

	TOTAL COMMON STOCKS	53,116,358	61,652,078

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.4%
$245,000	U.S. Treasury Bill, 0.140%††, 12/13/12	244,843	244,844

	TOTAL INVESTMENTS — 100.0%	$53,361,201	61,896,922

	Other Assets and Liabilities (Net) — 0.0%		28,169

	NET ASSETS — 100.0%		$61,925,091

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	64.3%	$39,803,613
Europe	25.2	15,581,226
Asia/Pacific.	5.3	3,261,405
Japan	5.2	3,250,678

	100.0%	$61,896,922

See accompanying notes to financial statements.

5

The GAMCO Global Growth Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $53,361,201)	$61,896,922
Receivable for investments sold	281,144
Receivable for Fund shares sold	19,892
Dividends receivable	133,865
Prepaid expenses	25,444

Total Assets	62,357,267

Liabilities:
Payable to custodian	17,379
Payable for investments purchased	228,666
Payable for Fund shares redeemed	49,204
Payable for investment advisory fees	50,011
Payable for distribution fees	12,666
Payable for accounting fees	3,750
Other accrued expenses	70,500

Total Liabilities	432,176

Net Assets (applicable to 2,516,340 shares outstanding)	$61,925,091

Net Assets Consist of:
Paid-in capital	$50,599,171
Accumulated net investment income	79,207
Accumulated net realized gain on investments and foreign currency transactions	2,711,389
Net unrealized appreciation on investments	8,535,721
Net unrealized depreciation on foreign currency translations	(397)

Net Assets	$61,925,091

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($59,812,811 ÷ 2,429,083 shares outstanding; 75,000,000 shares authorized)	$24.62

Class A:
Net Asset Value and redemption price per share ($1,019,045 ÷ 41,375 shares outstanding; 50,000,000 shares authorized)	$24.63
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$26.13

Class C:
Net Asset Value and offering price per share ($475,979 ÷ 20,909 shares outstanding; 25,000,000 shares authorized)	$22.76	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($617,256 ÷ 24,973 shares outstanding; 25,000,000 shares authorized)	$24.72

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $24,787)	$768,767
Interest	201

Total Investment Income	768,968

Expenses:
Investment advisory fees	321,846
Distribution fees - Class AAA	77,893
Distribution fees - Class A	1,304
Distribution fees - Class C	2,199
Shareholder services fees	45,260
Shareholder communications expenses	30,465
Custodian fees	28,074
Accounting fees	22,500
Registration expenses	20,611
Legal and audit fees	15,047
Directors’ fees	11,271
Interest expense	167
Miscellaneous expenses	19,500

Total Expenses	596,137

Net Investment Income	172,831

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	732,087
Net realized loss on foreign currency transactions	(681)

Net realized gain on investments and foreign currency transactions	731,406

Net change in unrealized appreciation/depreciation:
on investments	2,475,287
on foreign currency translations	(1,445)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,473,842

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	3,205,248

Net Increase in Net Assets Resulting from Operations	$3,378,079

See accompanying notes to financial statements.

6

The GAMCO Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$172,831	$(22,064)
Net realized gain on investments and foreign currency transactions	731,406	6,462,398
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,473,842	(9,159,541)

Net Increase/(Decrease) in Net Assets Resulting from Operations	3,378,079	(2,719,207)

Capital Share Transactions:
Class AAA	(2,234,708)	(6,380,437)
Class A	(15,377)	(182,335)
Class B*	—	(3,498)
Class C	113,541	(184)
Class I	151,749	5,865

Net Decrease in Net Assets from Capital Share Transactions	(1,984,795)	(6,560,589)

Redemption Fees	3	55

Net Increase/(Decrease) in Net Assets.	1,393,287	(9,279,741)
Net Assets:
Beginning of period	60,531,804	69,811,545

End of period (including undistributed net investment income of $79,207 and $0, respectively)	$61,925,091	$60,531,804

*	Class B Shares were fully redeemed and closed on May 3, 2011.

See accompanying notes to financial statements.

7

The GAMCO Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses (c)		Portfolio Turnover Rate
Class AAA
2012(d)	$23.32	$0.07	$1.23	$1.30	—		—	—	$0.00	$24.62	5.6%	$59,813	0.54	%(e)	1.85	%(e)	21%
2011	24.35	(0.01)	(1.02)	(1.03)	—		—	—	0.00	23.32	(4.2)	58,753	(0.03)		1.84		45
2010	21.31	(0.09)	3.13	3.04	—		—	—	0.00	24.35	14.3	67,782	(0.42)		1.87		34
2009	14.91	(0.05)	6.45	6.40	—		—	—	0.00	21.31	42.9	67,292	(0.29)		1.97		45
2008	26.89	(0.02)	(11.86)	(11.88)	$(0.10)		—	$(0.10)	0.00	14.91	(44.2)	51,441	(0.07)		1.80		67
2007	22.93	0.09	3.96	4.05	(0.09)		—	(0.09)	0.00	26.89	17.7	104,421	0.37		1.74		42
Class A
2012(d)	$23.33	$0.07	$1.23	$1.30	—		—	—	$0.00	$24.63	5.6%	$1,019	0.54	%(e)	1.85	%(e)	21%
2011	24.35	(0.01)	(1.01)	(1.02)	—		—	—	0.00	23.33	(4.2)	976	(0.04)		1.84		45
2010	21.31	(0.09)	3.13	3.04	—		—	—	0.00	24.35	14.3	1,193	(0.42)		1.87		34
2009	14.91	(0.06)	6.46	6.40	—		—	—	0.00	21.31	42.9	1,115	(0.32)		1.97		45
2008	26.88	(0.02)	(11.86)	(11.88)	$(0.09)		—	$(0.09)	0.00	14.91	(44.2)	1,006	(0.09)		1.80		67
2007	22.93	0.11	3.95	4.06	(0.11)		—	(0.11)	0.00	26.88	17.7	2,224	0.43		1.74		42
Class C
2012(d)	$21.64	$(0.03)	$1.15	$1.12	—		—	—	$0.00	$22.76	5.2%	$476	(0.22	)%(e)	2.60	%(e)	21%
2011	22.76	(0.17)	(0.95)	(1.12)	—		—	—	0.00	21.64	(4.9)	354	(0.77)		2.59		45
2010	20.07	(0.23)	2.92	2.69	—		—	—	0.00	22.76	13.4	374	(1.17)		2.62		34
2009	14.15	(0.19)	6.11	5.92	—		—	—	0.00	20.07	41.8	317	(1.11)		2.72		45
2008	25.54	(0.21)	(11.18)	(11.39)	—		—	—	0.00	14.15	(44.6)	168	(0.98)		2.55		67
2007	21.87	(0.03)	3.70	3.67	—		—	—	0.00	25.54	16.8	428	(0.11)		2.49		42
Class I
2012(d)	$23.38	$0.10	$1.24	$1.34	—		—	—	$(0.00)	$24.72	5.7%	$617	0.81	%(e)	1.60	%(e)	21%
2011	24.34	0.05	(1.01)	(0.96)	—		—	—	0.00	23.38	(3.9)	449	0.21		1.59		45
2010	21.25	(0.04)	3.13	3.09	—		—	—	0.00	24.34	14.5	460	(0.17)		1.62		34
2009	14.83	0.00 (b)	6.44	6.44	$(0.00	)(b)	$(0.02)	$(0.02)	0.00	21.25	43.4	441	0.02		1.72		45
2008(f)	25.35	0.06	(10.36)	(10.30)	(0.22)		—	(0.22)	0.00	14.83	(40.6)	737	0.28	(e)	1.55	(e)	67

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the year ended December 31, 2007. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.73% (Class AAA and Class A), and 2.48% (Class C), respectively. For the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009, and 2008, the effect of interest expense was minimal.

(d)	For the six months ended June 30, 2012, unaudited.
(e)	Annualized.
(f)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

8

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Growth Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

9

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Valuation Inputs		Total Market Value at 6/30/12
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Discretionary	$6,967,648	$3,632,553	$10,600,201
Information Technology	8,937,756	1,134,788	10,072,544
Consumer Staples	4,479,822	5,320,311	9,800,133
Industrials	4,329,068	3,991,503	8,320,571
Financials	3,766,823	3,201,914	6,968,737
Health Care	5,267,432	1,640,860	6,908,292
Energy	5,707,148	—	5,707,148
Materials	2,454,836	819,616	3,274,452

Total Common Stocks	41,910,533	19,741,545	61,652,078

U.S. Government Obligations	—	244,844	244,844

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$41,910,533	$19,986,389	$61,896,922

At December 31, 2011, the market value of Level 2 securities was $1,989,776, or 3.29% of net assets. During the six months ended June 30, 2012, foreign common stock was transferred from Level 1 to Level 2 due to the application of fair value procedures resulting from volatility in U.S. markets after the close of the foreign markets. The beginning of period value of the securities that transferred from Level 1 to Level 2 during the six months ended June 30, 2012 amounted to $18,935,071 or 30.58% of net assets.

There were no Level 3 investments held at June 30, 2012 or December 31, 2011.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

10

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

11

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made

12

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the year ended December 31, 2011.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2011, the Fund had $468,404 of net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders through 2017. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$53,367,030	$11,022,267	$(2,492,375)	$8,529,892

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

13

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $13,523,230 and $13,812,251, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2012, the Fund paid brokerage commissions on security trades of $861 to Gabelli & Company, Inc., an affiliate of the Fund. Additionally the Distributor retained a total of $13 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2012, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2012 was $1,275 with a weighted average interest rate of 1.18%. The maximum amount borrowed at any time during the six months ended June 30, 2012 was $230,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares were fully redeemed on May 3, 2011.

14

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2012 and the year ended December 31, 2011 amounted to $3 and $55, respectively.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	107,213	$2,726,749	87,627	$2,057,625
Shares redeemed	(197,373)	(4,961,457)	(352,596)	(8,438,062)

Net decrease	(90,160)	$(2,234,708)	(264,969)	$(6,380,437)

Class A
Shares sold	2,501	$61,604	5,044	$116,380
Shares redeemed	(2,968)	(76,981)	(12,195)	(298,715)

Net decrease	(467)	$(15,377)	(7,151)	$(182,335)

Class B*
Shares redeemed	—	—	(144)	$(3,498)

Net decrease	—	—	(144)	$(3,498)

Class C
Shares sold	5,996	$145,987	1,278	$29,675
Shares redeemed	(1,454)	(32,446)	(1,321)	(29,859)

Net increase/(decrease)	4,542	$113,541	(43)	$(184)

Class I
Shares sold	7,620	$197,065	3,792	$91,108
Shares redeemed	(1,824)	(45,316)	(3,493)	(85,243)

Net increase	5,796	$151,749	299	$5,865

*	Class B shares were fully redeemed on May 3, 2011.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the Fund by one investor who was banned from the Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who is also an officer of the Fund and other funds in the Gabelli/GAMCO complex, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement

15

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2012 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

16

Gabelli/GAMCO Funds and Your Personal Privacy.

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

17

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital.

(Multiclass)	Team Managed

Gabelli Dividend Growth Fund (formerly Gabelli Blue Chip Value Fund)

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

GAMCO Westwood Equity Fund

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation.

(Multiclass)	Team Managed
FOCUSED VALUE

Gabelli Focus Five Fund (formerly Gabelli Woodland Small Cap Value Fund)

Seeks to invest up to 50% of its net assets in the equity securities of five companies with the remaining net assets invested in ten to twenty other companies or in short-term high grade investments or cash and cash equivalents.

(Multiclass)	Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)                   Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood SmallCap Equity Fund

Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation.

(Multiclass)	Portfolio Manager: Nicholas F. Galluccio
GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation.

(Multiclass)	Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification.

(Multiclass)	Portfolio Manager: Caesar Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed
MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund

Seeks to invest in micro-cap companies that have market capitalizations of $500 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Team Managed
EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass) Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood Balanced Fund

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)

Team Managed

GAMCO Westwood Income Fund

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA
SPECIALTY EQUITY

GAMCO Vertumnus Fund

Seeks to invest principally in common stock of foreign and domestic companies and convertible securities. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Green Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)                             Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass) Team Managed

Gabelli Gold Fund (formerly GAMCO Gold Fund)

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.

(Multiclass)	Portfolio Manager: Caesar Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income.

(Multiclass)	Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.

(Multiclass)	Portfolio Managers: Charles L. Minter Martin Weiner, CFA

FIXED INCOME

GAMCO Westwood Intermediate Bond Fund

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return.

(Multiclass)	Portfolio Manager: Mark R. Freeman, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about these and other matters and should be read carefully before investing. Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580.

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GAMCO Global Series Funds, Inc.

The GAMCO Global Growth Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President,
Executive Officer,	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val. Cerutti	Werner J. Roeder, MD
Chief Executive Officer,	Medical Director,
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President,	Chairman,
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman,
Chief Executive Officer,	Zizza & Associates Corp.
Guardian Life Insurance
Company of America

Officers

Bruce N. Alpert	Agnes Mullady
President, Secretary,	Treasurer
and Acting Chief
Compliance Officer

Custodian, Transfer Agent, and

Dividend Disbursing Agent

State Street Bank and Trust Company

Distributor

G.distributors, LLC

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q212SR

GAMCO

The

GAMCO

Global

Growth

Fund

Morningstar® rated The GAMCO Global Growth Fund Class AAA Shares 4 stars overall and 4 stars for the three, five, and ten year periods ended June 30, 2012 among 706, 706, 515, and 290 World Stock funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

SEMIANNUAL REPORT

JUNE 30, 2012

The GAMCO Global Opportunity Fund

Semiannual Report — June 30, 2012

Morningstar® rated The GAMCO Global Opportunity Fund Class AAA Shares 4 stars overall, 4 stars for the ten year period, and 3 stars for the three and five year periods ended June 30, 2012 among 706, 290, 706, and 515 World Stock funds, respectively.

Morningstar Rating™ is based on risk-adjusted returns.

Caesar Bryan

To Our Shareholders,

For the six months June 30, 2012, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund increased 2.4% compared with an increase of 5.9% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2012.

Comparative Results

Average Annual Returns through June 30, 2012 (a) (Unaudited)					Since Inception (5/11/98)
	Six Months	1 Year	5 Year	10 Year
Class AAA (GABOX)	2.38%	(9.34)%	(1.78)%	6.89%	5.91%
MSCI AC World Free Index	5.91	(6.03)	(2.23)	6.17	1.44	(d)
Lipper Global Large-Cap Growth Fund Average	7.30	(4.51)	(2.16)	4.97	1.93	(e)
Lipper Global Multi-Cap Growth Fund Average	6.40	(9.71)	(1.18)	6.88	6.46	(f)
Class A (GOCAX)	2.39	(9.29)	(1.77)	6.91	5.91
With sales charge (b)	(3.50)	(14.50)	(2.93)	6.28	5.47
Class C (GGLCX)	2.02	(9.96)	(2.55)	6.37	5.56
With contingent deferred sales charge (c)	1.02	(10.86)	(2.55)	6.37	5.56
Class I (GLOIX)	2.49	(9.10)	(1.55)	7.02	6.00

In the current prospectus dated April 27, 2012, the gross expense ratios for Class AAA, A, C, and I Shares are 2.60%, 2.60%, 3.35%, and 2.35%, respectively, and the net expense ratios in the current prospectus for these share classes are 2.01%, 2.01%, 2.76%, and 1.76%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2012. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, August 16, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class C Shares would have been lower for the periods starting prior to August 16, 2000 and November 23, 2001, respectively, due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. The MSCI AC World Free Index is an unmanaged free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Free Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Multi-Cap Growth Fund Average and the Lipper Global Large-Cap Growth Fund Average reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	MSCI AC World Free Index since inception performance is as of May 29, 1998.

(e)	Lipper Global Large-Cap Growth Fund Average since inception performance is as of June 30, 1998.

(f)	Lipper Global Multi-Cap Growth Fund Average since inception performance is as of September 30, 1998.

The GAMCO Global Opportunity Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2012 through June 30, 2012	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Opportunity Fund
Actual Fund Return
Class AAA	$1,000.00	$1,023.80	2.00%	$10.06
Class A	$1,000.00	$1,023.90	2.00%	$10.06
Class C	$1,000.00	$1,020.20	2.75%	$13.81
Class I	$1,000.00	$1,024.90	1.75%	$ 8.81
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.92	2.00%	$10.02
Class A	$1,000.00	$1,014.92	2.00%	$10.02
Class C	$1,000.00	$1,011.19	2.75%	$13.75
Class I	$1,000.00	$1,016.16	1.75%	$ 8.77

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents porfolio holdings as a percent of net assets as of June 30, 2012:

The GAMCO Global Opportunity Fund

Consumer Staples	21.2%	Energy	7.9%
Industrials	19.2%	Financial Services	5.8%
Materials	14.3%	Telecommunication Services	1.7%
Consumer Discretionary	11.4%	Other Assets and Liabilities (Net)	1.0%

Information Technology	9.5%		100.0%

Health Care	8.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The GAMCO Global Opportunity Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.0%
	CONSUMER STAPLES — 21.2%
2,000	Beam Inc.	$99,825	$124,980
8,000	British American Tobacco plc	224,301	406,719
1,300	Danone	77,722	80,791
4,500	DE Master Blenders 1753 NV	37,908	50,740
7,000	Diageo plc	97,896	180,424
2,280	Dr Pepper Snapple Group Inc.	54,395	99,750
5,000	General Mills Inc.	124,002	192,700
3,000	Heineken Holding NV	140,229	134,373
900	Hillshire Brands Co.	20,412	26,091
3,000	Mead Johnson Nutrition Co.	129,424	241,530
2,260	Pernod-Ricard SA	181,478	241,667
2,150	Philip Morris International Inc.	74,934	187,609
3,000	The Procter & Gamble Co.	165,846	183,750
2,750	Wesfarmers Ltd.	79,950	84,650

	TOTAL CONSUMER STAPLES	1,508,322	2,235,774

	INDUSTRIALS — 19.2%
600	Bucher Industries AG	120,112	95,828
4,500	CNH Global NV†	129,912	174,870
1,000	FANUC Corp.	101,606	164,381
2,000	Fortune Brands Home & Security Inc.†	28,156	44,540
4,300	Jardine Matheson Holdings Ltd.	137,142	209,454
3,600	Komatsu Ltd.	76,536	85,937
3,000	L-3 Communications Holdings Inc.	127,720	222,030
2,500	Lockheed Martin Corp.	61,439	217,700
4,000	Mitsui & Co. Ltd.	86,284	59,439
3,000	Precision Castparts Corp.	44,475	493,470
30,000	Sime Darby Berhad	86,560	93,874
1,000	SMC Corp.	124,202	173,378

	TOTAL INDUSTRIALS	1,124,144	2,034,901

	MATERIALS — 14.3%
1,200	Agnico-Eagle Mines Ltd.	74,720	48,552
25,000	Antofagasta plc	29,913	427,646
3,600	BHP Billiton plc	114,493	102,320
27,000	Gold Fields Ltd., ADR	116,876	345,870
2,500	Monsanto Co.	174,388	206,950
2,000	Newcrest Mining Ltd.(a)	60,284	47,080
1,830	Rio Tinto plc	77,490	86,968
10,000	Sanyo Special Steel Co. Ltd.	65,922	43,384
400	Syngenta AG	114,992	136,930
5,000	Xstrata plc	82,406	62,867

	TOTAL MATERIALS	911,484	1,508,567

	CONSUMER DISCRETIONARY — 11.4%
1,500	AMC Networks Inc., Cl. A†	12,414	53,325
2,500	Christian Dior SA	150,289	343,818
8,500	Compagnie Financiere Richemont SA, Cl. A	106,607	466,733
3,000	DIRECTV, Cl. A†	145,601	146,460

Shares		Cost	Market Value
30,000	Genting Berhad	$106,333	$89,588
6,000	Liberty Interactive Corp., Cl. A†	115,380	106,740

	TOTAL CONSUMER DISCRETIONARY	636,624	1,206,664

	INFORMATION TECHNOLOGY — 9.5%
2,000	Canon Inc.	103,501	79,821
800	Google Inc., Cl. A†	272,473	464,056
2,800	Hoya Corp.	75,713	61,684
500	Keyence Corp.	93,284	123,687
9,000	Microsoft Corp.	236,625	275,310

	TOTAL INFORMATION TECHNOLOGY	781,596	1,004,558

	HEALTH CARE — 8.0%
2,000	Cochlear Ltd.	76,509	135,826
4,400	Novartis AG	174,161	246,010
2,000	Roche Holding AG, Genusschein	160,735	345,466
3,000	St. Jude Medical Inc.	115,598	119,730

	TOTAL HEALTH CARE	527,003	847,032

	ENERGY — 7.9%
1,200	EOG Resources Inc.	133,358	108,132
2,000	Imperial Oil Ltd.	67,460	83,666
1,200	Occidental Petroleum Corp.	124,971	102,924
5,700	Schlumberger Ltd.	188,837	369,987
6,000	Suncor Energy Inc.	101,766	173,700

	TOTAL ENERGY	616,392	838,409

	FINANCIAL SERVICES — 5.8%
5,000	Cheung Kong (Holdings) Ltd.	63,610	61,732
16,000	Hongkong Land Holdings Ltd.	62,764	92,300
10,000	Kinnevik Investment AB, Cl. B	230,284	200,723
5,500	Schroders plc	100,679	115,284
47,000	Swire Properties Ltd.	110,908	141,540

	TOTAL FINANCIAL SERVICES	568,245	611,579

	TELECOMMUNICATION SERVICES — 1.7%
4,800	Telephone & Data Systems Inc.	86,663	102,192
2,000	United States Cellular Corp.†	107,123	77,240

	TOTAL TELECOMMUNICATION SERVICES	193,786	179,432

	TOTAL COMMON STOCKS	6,867,596	10,466,916

	TOTAL INVESTMENTS — 99.0%	$6,867,596	10,466,916

	Other Assets and Liabilities (Net) — 1.0%		103,131

	NET ASSETS — 100.0%		$10,570,047

See accompanying notes to financial statements.

4

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

(a)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2012, the market value of the fair valued security amounted to $47,080 or 0.45% of net assets.

†	Non-income producing security.

ADR American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	42.7%	$4,473,114
Europe	37.3	3,900,178
Asia/Pacific	9.1	956,043
Japan	7.6	791,711
South Africa	3.3	345,870

	100.0%	$10,466,916

See accompanying notes to financial statements.

5

The GAMCO Global Opportunity Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $6,867,596)	$10,466,916
Cash	88,223
Receivable for Fund shares sold	58
Dividends receivable	39,193
Prepaid expenses	20,570

Total Assets	10,614,960

Liabilities:
Payable for distribution fees	2,068
Payable for investment advisory fees	978
Payable for shareholder communications expenses	16,651
Payable for legal and audit fees	9,537
Payable for custodian fees	8,726
Payable for shareholder services fees	2,297
Other accrued expenses	4,656

Total Liabilities	44,913

Net Assets (applicable to 584,286 shares outstanding)	$10,570,047

Net Assets Consist of:
Paid-in capital	$9,326,877
Accumulated net investment income	62,848
Accumulated net realized loss on investments and foreign currency transactions	(2,418,734)
Net unrealized appreciation on investments	3,599,320
Net unrealized depreciation on foreign currency translations	(264)

Net Assets	$10,570,047

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($10,059,463 ÷ 556,051 shares outstanding; 75,000,000 shares authorized)	$18.09
Class A:
Net Asset Value and redemption price per share ($200,296 ÷ 11,112 shares outstanding; 50,000,000 shares authorized)	$18.03
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$19.13
Class C:
Net Asset Value and offering price per share ($14,849 ÷ 838.5 shares outstanding; 25,000,000 shares authorized)	$17.71 (a)
Class I:
Net Asset Value, offering, and redemption price per share ($295,439 ÷ 16,284 shares outstanding; 25,000,000 shares authorized)	$18.14

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,361)	$174,836

Total Investment Income	174,836

Expenses:
Investment advisory fees	55,476
Distribution fees - Class AAA	13,260
Distribution fees - Class A	228
Distribution fees - Class C	76
Custodian fees	16,620
Registration expenses	13,903
Shareholder communications expenses	12,886
Legal and audit fees	9,850
Shareholder services fees	9,839
Directors’ fees	1,965
Interest expense	252
Miscellaneous expenses	17,676

Total Expenses	152,031

Less:
Expense reimbursed by Adviser (See Note 3)	(41,133)

Net Expenses	110,898

Net Investment Income	63,938

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	51,394
Net realized loss on foreign currency transactions	(896)

Net realized gain on investments and foreign currency transactions	50,498

Net change in unrealized appreciation/depreciation: on investments	140,877
on foreign currency translations	(449)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	140,428

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	190,926

Net Increase in Net Assets Resulting from Operations	$254,864

See accompanying notes to financial statements.

6

The GAMCO Global Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$63,938	$29,905
Net realized gain on investments and foreign currency transactions	50,498	939,738
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	140,428	(2,184,878)

Net Increase/(Decrease) in Net Assets Resulting from Operations	254,864	(1,215,235)

Distributions to Shareholders:
Net investment income
Class AAA	—	(28,241)
Class A	—	(529)
Class I	—	(1,465)

Total Distributions to Shareholders	—	(30,235)

Capital Share Transactions:
Class AAA	(444,574)	(1,820,986)
Class A	30,656	17,334
Class B*	(1,790)	—
Class C	—	479
Class I	30,828	(84,416)

Net Decrease in Net Assets from Capital Share Transactions	(384,880)	(1,887,589)

Redemption Fees	2	1

Net Decrease in Net Assets.	(130,014)	(3,133,058)
Net Assets:
Beginning of period	10,700,061	13,833,119

End of period (including undistributed net investment income of $62,848 and $0, respectively)	$10,570,047	$10,700,061

*	Class B Shares were fully redeemed and closed on April 4, 2012.

See accompanying notes to financial statements.

7

The GAMCO Global Opportunity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Return of Capital(b)	Total Distributions	Redemption Fees(a)(b)	Net Assets Value End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse- ment(c)		Operating Expenses Net of Reimburse- ment(d)		Portfolio Turnover Rate
Class AAA
2012(e)	$17.67	$0.11		$0.31	$0.42	—	—	—	$0.00	$18.09	2.4%	$10,060	1.15	%(f)	2.75	%(f)	2.00	%(f)	5%
2011	19.57	0.04		(1.89)	(1.85)	$(0.05)	—	$(0.05)	0.00	17.67	(9.5)	10,258	0.23		2.60		2.01		7
2010	16.53	(0.02)		3.06	3.04	—	—	—	0.00	19.57	18.4	13,263	(0.15)		2.66		2.01		5
2009	12.18	0.02		4.54	4.56	(0.21)	$ 0.00	(0.21)	0.00	16.53	37.4	13,280	0.16		2.72		2.05		8
2008	20.59	0.14		(8.54)	(8.40)	(0.01)	—	(0.01)	0.00	12.18	(40.8)	11,843	0.83		2.25		2.01		14
2007	18.22	0.17		2.31	2.48	(0.11)	0.00	(0.11)	0.00	20.59	13.6	22,507	0.84		2.03		2.03		20
Class A
2012(e)	$17.61	$0.10		$0.32	$0.42	—	—	—	$0.00	$18.03	2.4%	$200	1.09	%(f)	2.75	%(f)	2.00	%(f)	5%
2011	19.51	0.04		(1.88)	(1.84)	$(0.06)	—	$(0.06)	0.00	17.61	(9.5)	166	0.22		2.60		2.01		7
2010	16.48	(0.00	)(b)	3.03	3.03	—	—	—	0.00	19.51	18.4	166	(0.03)		2.66		2.01		5
2009	12.14	0.01		4.54	4.55	(0.21)	$(0.00)	(0.21)	0.00	16.48	37.5	171	0.11		2.72		2.05		8
2008	20.54	0.12		(8.51)	(8.39)	(0.01)	—	(0.01)	0.00	12.14	(40.8)	120	0.69		2.25		2.01		14
2007	18.17	0.18		2.31	2.49	(0.12)	(0.00)	(0.12)	0.00	20.54	13.7	233	0.91		2.03		2.03		20
Class C
2012(e)	$17.36	$0.04		$0.31	$0.35	—	—	—	—	$17.71	2.0%	$15	0.40	%(f)	3.50	%(f)	2.75	%(f)	5%
2011	19.32	(0.07)		(1.89)	(1.96)	—	—	—	—	17.36	(10.1)	14	(0.40)		3.35		2.76		7
2010	16.44	(0.16)		3.04	2.88	—	—	—	—	19.32	17.5	16	(0.95)		3.41		2.76		5
2009	12.20	(0.23)		4.67	4.44	$(0.20)	$(0.00)	$(0.20)	$0.00	16.44	36.4	10	(1.49)		3.47		2.80		8
2008	20.77	(0.00	)(b)	(8.57)	(8.57)	—	—	—	—	12.20	(41.3)	1	(0.01)		3.00		2.76		14
2007	18.45	0.03		2.29	2.32	—	—	—	0.00	20.77	12.6	4	0.14		2.78		2.78		20
Class I
2012(e)	$17.70	$0.13		$0.31	$0.44	—	—	—	$0.00	$18.14	2.5%	$295	1.43	%(f)	2.50	%(f)	1.75	%(f)	5%
2011	19.61	0.10		(1.91)	(1.81)	$(0.10)	—	$(0.10)	0.00	17.70	(9.2)	260	0.55		2.35		1.76		7
2010	16.52	0.02		3.07	3.09	—	$(0.00)	—	0.00	19.61	18.7	386	0.09		2.41		1.76		5
2009	12.17	0.06		4.54	4.60	(0.25)	—	(0.25)	0.00	16.52	37.8	326	0.45		2.47		1.80		8
2008(g)	19.75	0.22		(7.74)	(7.52)	(0.06)	(0.00)	(0.06)	0.00	12.17	(38.1)	395	1.41	(f)	2.00	(f)	1.76	(f)	14

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $15,233 during 2007, representing previously reimbursed expenses from the Adviser. During the year ended December 31, 2007, had such payments not been made, the expense ratios would have been 1.96% (Class AAA and Class A), 2.71% (Class B and Class C), respectively.

(d)

The Fund incurred interest expense during the years ended December 31, 2011, 2010, 2009, 2008, and 2007. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.04%, 2.00%, and 2.00% (Class AAA and Class A), 2.75%, 2.75%, 2.79%, 2.75%, and 2.75% (Class C), and 1.75%, 1.75%, 1.79% and 1.75% (Class I), respectively. For the six months ended June 30, 2012, the effect of interest expense was minimal. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.01% (Class AAA, and Class A), 2.76% (Class C), and 1.76% (Class I), respectively.

(e)	For the six months ended June 30, 2012, unaudited.
(f)	Annualized.
(g)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

8

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Opportunity Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

9

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Staples	$1,107,150	$1,128,624	$2,235,774
Industrials	1,152,611	882,290	2,034,901
Materials	601,372	907,195	1,508,567
Consumer Discretionary	306,525	900,139	1,206,664
Information Technology	739,366	265,192	1,004,558
Health Care	119,730	727,302	847,032
Energy	838,409	—	838,409
Financial Services	—	611,579	611,579
Telecommunication Services	179,432	—	179,432
Total Common Stocks	5,044,595	5,422,321	10,466,916
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,044,595	$5,422,321	$10,466,916

At December 31, 2011, the market value of Level 2 securities was $60,620, or 0.57% of net assets. During the six months ended June 30, 2012, foreign common stock was transferred from Level 1 to Level 2 due to the application of fair value procedures resulting from volatility in U.S. markets after the close of the foreign markets. The beginning of period value of the securities that transferred from Level 1 to Level 2 during the six months ended June 30, 2012 amounted to $5,191,351 or 49.11% of net assets.

There were no Level 3 investments held at June 30, 2012 or December 31, 2011.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

10

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade

11

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized

12

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2011 was $30,235 of ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2011, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital Loss Carryforward Available through 2012	$1,201,151
Capital Loss Carryforward Available through 2016	1,170,048
Capital Loss Carryforward Available through 2017	98,006

Total Capital Loss Carryforwards.	$2,469,205

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$6,867,623	$3,921,616	$(322,323)	$3,599,293

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily

13

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2013, at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended June 30, 2012, the Adviser reimbursed the Fund in the amount of $41,133. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The agreements are renewable annually. At June 30, 2012, the cumulative amount which the Fund may repay the Adviser is $199,947.

For the year ended December 31, 2010, expiring December 31, 2012	$84,674
For the year ended December 31, 2011, expiring December 31, 2013	74,140
For the six months ended June 30, 2012, expiring December 31, 2014	41,133

$199,947

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000 and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $549,530 and $1,003,500, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2012, the Fund paid brokerage commissions on security trades of $14 to Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Fund. Additionally the Distributor and its predecessor distributor, Gabelli & Co., retained a total of $168 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

14

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2012.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2012, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2012 was $15,478 with a weighted average interest rate of 1.22%. The maximum amount borrowed at any time during the six months ended June 30, 2012 was $159,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares were fully redeemed on April 4, 2012.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2012 and the year ended December 31, 2011 amounted to $2 and $1, respectively.

15

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	15,122	$281,913	29,330	$562,362
Shares issued upon reinvestment of distributions	—	—	1,472	25,699
Shares redeemed	(39,525)	(726,487)	(127,989)	(2,409,047)

Net decrease	(24,403)	$(444,574)	(97,187)	$(1,820,986)

Class A
Shares sold	2,807	$52,173	1,250	$23,791
Shares issued upon reinvestment of distributions	—	—	26	459
Shares redeemed	(1,135)	(21,517)	(349)	(6,916)

Net increase	1,672	$30,656	927	$17,334

Class B*
Shares redeemed	(99)	$(1,790)	—	$—

Net decrease	(99)	$(1,790)	—	$—

Class C
Shares sold	—	$—	499	$10,000
Shares redeemed	—	—	(499)	(9,521)

Net increase	—	$—	—	$479

Class I
Shares sold	1,826	$34,816	3,139	$61,245
Shares issued upon reinvestment of distributions	—	—	84	1,459
Shares redeemed	(211)	(3,988)	(8,237)	(147,120)

Net increase/(decrease)	1,615	$30,828	(5,014)	$(84,416)

*	Class B Shares were fully redeemed on April 4, 2012.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

16

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2012 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

17

Gabelli/GAMCO Funds and Your Personal Privacy.

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital.

(Multiclass)	Team Managed

Gabelli Dividend Growth Fund (formerly Gabelli Blue Chip Value Fund)

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

GAMCO Westwood Equity Fund

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation.

(Multiclass)	Team Managed

FOCUSED VALUE

Gabelli Focus Five Fund (formerly Gabelli Woodland Small Cap Value Fund)

Seeks to invest up to 50% of its net assets in the equity securities of five companies with the remaining net assets invested in ten to twenty other companies or in short-term high grade investments or cash and cash equivalents.

(Multiclass)	Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood SmallCap Equity Fund

Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation.

(Multiclass)	Portfolio Manager: Nicholas F. Galluccio

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation.

(Multiclass)	Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification.

(Multiclass)	Portfolio Manager: Caesar Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund

Seeks to invest in micro-cap companies that have market capitalizations of $500 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood Balanced Fund

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)

Team Managed

GAMCO Westwood Income Fund

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

SPECIALTY EQUITY

GAMCO Vertumnus Fund

Seeks to invest principally in common stock and convertible securities of domestic and foreign companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Green Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass) Team Managed

Gabelli Gold Fund (formerly GAMCO Gold Fund)

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.

(Multiclass)	Portfolio Manager: Caesar Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income.

(Multiclass)	Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.

(Multiclass)	Portfolio Managers: Charles L. Minter Martin Weiner, CFA

FIXED INCOME

GAMCO Westwood Intermediate Bond Fund

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass) Portfolio Manager: Mark R. Freeman, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about these and other matters and should be read carefully before investing. Distributed by G.distributors, LLC, One Corporate Center,

Rye, NY 10580.

GAMCO Global Series Funds, Inc.

The GAMCO Global Opportunity Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA Chairman and Chief Executive Officer, GAMCO Investors, Inc.	John D. Gabelli Senior Vice President, Gabelli & Company, Inc.

E. Val. Cerutti Chief Executive Officer, Cerutti Consultants, Inc.	Werner J. Roeder, MD Medical Director, Lawrence Hospital

Anthony J. Colavita President, Anthony J. Colavita, P.C.	Anthonie C. van Ekris Chairman, BALMAC International, Inc.

Arthur V. Ferrara Former Chairman and Chief Executive Officer, Guardian Life Insurance Company of America	Salvatore J. Zizza Chairman, Zizza & Associates Corp.

Officers

Bruce N. Alpert President, Secretary, and Acting Chief Compliance Officer	Agnes Mullady Treasurer

Custodian, Transfer Agent, and

Dividend Disbursing Agent

State Street Bank and Trust Company

Distributor

G.distributors, LLC

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q212SR

GAMCO

The

GAMCO

Global

Opportunity

Fund

Morningstar® rated The GAMCO Global Opportunity Fund Class AAA Shares 4 stars overall, 4 stars for the ten year period, and 3 stars for the three and five year periods ended June 30, 2012 among 706, 290, 706, and 515 World Stock funds, respectively. Morningstar Rating™ is based on risk-adjusted returns.

SEMIANNUAL REPORT

JUNE 30, 2012

The GAMCO Global Telecommunications Fund

Semiannual Report — June 30, 2012

To Our Shareholders,

For the six months ended June 30, 2012, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund increased 2.3% compared with an increase of 2.3% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunications Services Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2012.

Comparative Results

Average Annual Returns through June 30, 2012 (a) (Unaudited)					Since Inception (11/1/93)
	Six Months	1 Year	5 Year	10 Year
Class AAA (GABTX)	2.31%	(11.60)%	(4.03)%	8.41%	7.26%
MSCI AC World Telecommunication Services Index	2.33	(6.76)	(4.56)	4.39	N/A
MSCI AC World Free Index	5.91	(6.03)	(2.23)	6.17	3.93(e)
Class A (GTCAX)	2.37	(11.57)	(4.02)	8.42	7.27
With sales charge (b)	(3.52)	(16.66)	(5.15)	7.78	6.92
Class B (GTCBX)	1.47	(12.64)	(4.84)	7.55	6.72
With contingent deferred sales charge (c)	(3.53)	(17.01)	(5.22)	7.55	6.72
Class C (GTCCX)	1.93	(12.24)	(4.74)	7.60	6.74
With contingent deferred sales charge (d)	0.93	(13.12)	(4.74)	7.60	6.74
Class I (GGTIX)	2.48	(11.33)	(3.80)	8.54	7.33

In the current prospectus dated April 27, 2012, the expense ratios for Class AAA, A, B, C, and I Shares are 1.61%, 1.61%, 2.36%, 2.36%, and 1.36%, respectively. Class AAA and Class I Shares do not have a sales charge. See page 10 for the expense ratios for the six months ended June 30, 2012. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, March 13, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Free Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Free Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% which is gradually reduced to 0% after six years.

(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

(e)	MSCI AC World Free Index since inception performance is as of October 29, 1993.

The GAMCO Global Telecommunications Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2012 through June 30, 2012	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Telecommunications Fund
Actual Fund Return
Class AAA	$1,000.00	$1,023.10	1.72%	$ 8.65
Class A	$1,000.00	$1,023.70	1.72%	$ 8.65
Class B	$1,000.00	$1,014.70	2.47%	$12.37
Class C	$1,000.00	$1,019.30	2.47%	$12.40
Class I	$1,000.00	$1,024.80	1.47%	$ 7.40
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.31	1.72%	$ 8.62
Class A	$1,000.00	$1,016.31	1.72%	$ 8.62
Class B	$1,000.00	$1,012.58	2.47%	$12.36
Class C	$1,000.00	$1,012.58	2.47%	$12.36
Class I	$1,000.00	$1,017.55	1.47%	$ 7.37
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2012:

The GAMCO Global Telecommunications Fund

Diversified Telecommunications Services	48.6%
Wireless Telecommunications Services	30.3%
Other	20.9%

U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The GAMCO Global Telecommunications Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.1%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 48.6%
	Africa/Middle East — 0.4%
37,000	Maroc Telecom SA	$631,188	$468,236
200,000	Pakistan Telecommunication Co. Ltd.†(a)	155,766	28,967
9,100	Telkom SA Ltd.	115,338	21,139

		902,292	518,342

	Asia/Pacific — 5.3%
225,000	Asia Satellite Telecommunications
	Holdings Ltd.(b)	487,155	579,470
5,280	Chorus Ltd., ADR†	66,752	65,947
170,000	First Pacific Co. Ltd.	92,079	175,523
9,000	First Pacific Co. Ltd., ADR	7,324	46,980
3,913	HKT Trust and HKT Ltd.	2,660	3,062
90,000	PCCW Ltd.	74,681	32,947
33,000	Philippine Long Distance Telephone Co., ADR	495,502	2,098,800
18,860	PT Telekomunikasi Indonesia, ADR	196,056	656,894
747,000	Singapore Telecommunications Ltd.	565,117	1,946,004
350,000	Telekom Malaysia Berhad	477,689	622,737
1,865,000	True Corp. Public Co. Ltd., Cl. F†.	742,862	176,165
8,075	TT&T Public Co. Ltd., GDR†(a)(b)(c)	100,542	242

		3,308,419	6,404,771

	Europe — 18.1%
11,250	Belgacom SA	358,520	319,690
2,090,000	Cable & Wireless Worldwide plc	1,017,254	1,240,560
130,000	Colt Group SA†	233,521	254,295
273,000	Deutsche Telekom AG, ADR	4,324,597	2,984,436
12,000	Elisa Oyj	115,827	241,154
25,000	France Telecom SA, ADR	647,110	327,750
3,807	Hellenic Telecommunications Organization SA†	61,405	9,635
25,900	Hellenic Telecommunications Organization SA, ADR	153,418	32,375
2,100	Iliad SA	235,095	303,626
39,000	Koninklijke KPN NV, ADR	332,218	376,740
30,000	Portugal Telecom SGPS SA	420,333	131,169
30,000	Portugal Telecom SGPS SA, ADR	135,026	133,500
9,300	Rostelecom OJSC, ADR†	110,099	200,411
82,600	Sistema JSFC, GDR(d)	1,616,891	1,541,316
100,000	Sonaecom SGPS SA	156,503	165,401
40,000	Swisscom AG, ADR	956,383	1,602,400
8,000	Tele2 AB, Cl. B.	149,341	123,514
860,000	Telecom Italia SpA	3,165,934	849,443
21,000	Telecom Italia SpA, ADR	578,887	206,850
288,394	Telefonica SA, ADR	2,684,632	3,777,961
110,000	Telekom Austria AG.	2,008,247	1,080,094
62,000	Telenor ASA	964,417	1,030,788

Shares		Cost	Market Value

466,000	TeliaSonera AB	$1,485,565	$2,972,182
242,000	VimpelCom Ltd., ADR	587,147	1,962,620

		22,498,370	21,867,910

	Japan — 0.8%
16,000	Nippon Telegraph & Telephone Corp	705,094	740,602
10,000	Nippon Telegraph & Telephone Corp., ADR	210,280	231,400

		915,374	972,002

	Latin America — 2.9%
37,415,054	Cable & Wireless Jamaica Ltd.(e)	499,070	80,709
57,215	Oi SA	535,478	270,905
28,999	Oi SA, ADR	727,778	357,848
10,284	Oi SA, Cl. C, ADR	137,453	47,821
44	Oi SA, Preference	474	181
147,000	Telecom Argentina SA, ADR	505,074	1,736,070
18,270	Telefonica Brasil SA	359,468	410,518
12,266	Telefonica Brasil SA, ADR	334,573	303,461
5,046	Telefonica Brasil SA, Preference.	158,523	125,089
6,528	Telefonica SA.	110,485	85,669

		3,368,376	3,418,271

	North America — 21.1%
7,000	AboveNet Inc.†	358,130	588,000
108,000	AT&T Inc.	3,526,515	3,851,280
29,000	Atlantic Tele-Network Inc	96,071	978,170
26,000	CenturyLink Inc.	759,717	1,026,740
740,000	Cincinnati Bell Inc.†	3,475,513	2,752,800
10,000	E.Spire Communications Inc.†(b)	50,000	0
25,000	EarthLink Inc.	215,154	186,000
3,600	Equinix Inc.†	287,386	632,340
54,000	General Communication Inc., Cl. A†.	243,330	448,740
50,000	Internap Network Services Corp.†. .	279,653	325,500
130,000	McLeodUSA Inc.(b)	0	0
22,422	McLeodUSA Inc., Cl. A†(b)	78,420	110
27,100	New ULM Telecom Inc.	328,010	179,537
20,000	NorthPoint Communications Group Inc.†(b)	11,250	6
39,000	Shenandoah Telecommunications Co.	208,908	530,790
145,843	Telephone & Data Systems Inc	3,315,867	3,104,989
27,500	TELUS Corp.	531,267	1,651,459
18,000	TELUS Corp., Non-Voting, Cl. A	448,109	1,053,197
96,000	tw telecom inc.†.	1,876,719	2,463,360
120,000	Verizon Communications Inc.	3,958,235	5,332,800
36,000	Windstream Corp.	456,696	347,760

		20,504,950	25,453,578

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	51,497,781	58,634,874

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES — 29.6%
	Africa/Middle East — 1.0%
4,000	Econet Wireless Zimbabwe Ltd.	$20,147	$17,200
21,000	MTN Group Ltd.	328,298	361,999
222,440	Orascom Telecom Holding SAE, GDR†(d)	1,249,360	556,100
222,440	Orascom Telecom Media and Technology Holding SAE, GDR†(a)(b)	485,862	266,928

		2,083,667	1,202,227

	Asia/Pacific — 3.5%
263,000	Axiata Group Berhad	673,179	453,034
47,000	China Mobile Ltd., ADR	558,341	2,569,490
56,000	China Unicom Hong Kong Ltd., ADR	386,996	702,800
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	63	308
4,800	PT Indosat Tbk, ADR	38,553	112,128
24,000	SK Telecom Co. Ltd., ADR	449,218	290,400
40,000	Time dotCom Berhad†	81,175	45,221

		2,187,525	4,173,381

	Europe — 7.4%
30,000	Bouygues SA	850,215	804,859
309,000	Cable & Wireless Communications plc	184,030	143,246
28,800	Millicom International Cellular SA, SDR	2,263,029	2,710,363
12,000	Mobile TeleSystems OJSC, ADR†	201,321	206,400
103,000	Turkcell Iletisim Hizmetleri A/S, ADR†	2,119,904	1,292,650
102,300	Vivendi SA	2,714,635	1,894,013
65,000	Vodafone Group plc, ADR	1,732,724	1,831,700

		10,065,858	8,883,231

	Japan — 3.2%
365	KDDI Corp.	1,596,452	2,342,466
950	NTT DoCoMo Inc.	1,583,017	1,577,094

		3,179,469	3,919,560

	Latin America — 5.9%
194,000	America Movil SAB de CV, Cl. L, ADR	711,495	5,055,640
17,500	Grupo Iusacell SA de CV†(b)	29,040	0
64,000	NII Holdings Inc.†	1,969,457	654,720
150,000	Tim Participacoes SA	616,034	821,509
23,536	Tim Participacoes SA, ADR	493,999	646,299

		3,820,025	7,178,168

	North America — 8.6%
113,000	Clearwire Corp., Cl. A†	481,058	126,560
44,500	MetroPCS Communications Inc.†	510,450	269,225

Shares			Cost	Market Value

300		Nextwave Wireless Inc.†	$115	$90
94,000		Rogers Communications Inc., Cl. B	310,220	3,403,740
610,000		Sprint Nextel Corp.†	4,595,111	1,988,600
119,200		United States Cellular Corp.†	5,679,368	4,603,504

			11,576,322	10,391,719

		TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	32,912,866	35,748,286

		OTHER — 20.9%
		Africa/Middle East — 0.0%
1,009		Kingdom Financial Holdings Ltd., Cl. L†(b)	0	0
504		Meikles Ltd.†	204	81

			204	81

		Asia/Pacific — 0.5%
70,000		C.P. Pokphand Co. Ltd., ADR	58,725	206,500
26,000		Himachal Futuristic Communications, GDR†(a)(b)	141,200	19,822
4,000	(f)	Hutchison Port Holdings Trust	4,040	2,840
40,000		Hutchison Whampoa Ltd	396,391	342,874
250,000		Time Engineering Berhad	105,104	25,586

			705,460	597,622

		Europe — 2.7%
12,000		British Sky Broadcasting Group plc	132,530	130,898
1,000		British Sky Broadcasting Group plc, ADR	24,267	43,920
56,000		G4S plc	0	244,782
59,000		GN Store Nord A/S	388,816	711,527
20,000		InterXion Holding NV†	257,684	362,200
4,300		Kinnevik Investment AB, Cl. A	79,047	91,378
58,500		Kinnevik Investment AB, Cl. B	1,162,625	1,171,277
14,000		Nokia OYJ, ADR	33,545	28,980
16,975		PostNL NV, ADR	215,949	68,241
900		Shellshock Ltd.†	521	677
21,000		Telegraaf Media Groep NV	453,308	219,673
14,181		TNT Express NV, ADR	892	164,358
12,000		Waterloo Investment Holdings Ltd.†(b)	1,432	752
4,000		Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	39,320	11,830
8,000		Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	114,800	23,726

			2,904,736	3,274,219

		Japan — 0.3%
72,000		Furukawa Electric Co. Ltd.	350,157	168,437

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	OTHER (Continued)
	Japan (Continued)
21,000	Tokyo Broadcasting System Holdings Inc.	$479,469	$256,671

		829,626	425,108

	Latin America — 0.3%
15,000	Grupo Televisa SAB, ADR	353,331	322,200
1,224	Shellproof Ltd.†	1,210	882

		354,541	323,082

	North America — 17.1%
80,000	Adelphia Communications Corp.,
	Cl. A†(b)	65,158	0
80,000	Adelphia Communications Corp.,
	Escrow†(b)	0	0
80,000	Adelphia Recovery Trust†	0	792
24,250	AMC Networks Inc., Cl. A†	582,807	862,087
2,100	Ascent Capital Group Inc., Cl. A†	27,089	108,675
112,000	Cablevision Systems Corp., Cl. A	1,657,660	1,488,480
23,566	CanWest Global Communications
	Corp., Cl. A†(b)	322,321	1,041
11,434	CanWest Global Communications
	Corp., Cl. A†(b)	131,317	496
7,400	Cogeco Inc.	144,351	333,185
15,000	Comcast Corp., Cl. A, Special	304,294	471,000
4,000	Convergys Corp.	53,716	59,080
105,000	DIRECTV, Cl. A†	2,699,101	5,126,100
107,000	DISH Network Corp., Cl. A	1,829,599	3,054,850
14,400	EchoStar Corp., Cl. A†	319,212	380,448
6,000	Fisher Communications Inc.†	183,823	179,460
400	Google Inc., Cl. A†	149,671	232,028
28,000	Liberty Global Inc., Cl. A†	553,481	1,389,640
46,000	Liberty Global Inc., Cl. C†	1,178,934	2,196,500
14,000	Liberty Interactive Corp., Cl. A†	182,051	249,060
18,500	Liberty Media Corp. - Liberty
	Capital, Cl. A†	157,954	1,626,335
13,000	LSI Corp.†	85,410	82,810
1,000	NCM Services Inc.†	1,375	12
2,000	News Corp., Cl. B	21,050	45,040
24,000	Pendrell Corp.†	37,119	26,880
6,000	SCANA Corp.	158,756	287,040
4,500	SJW Corp.	70,456	108,045
18,000	The Madison Square Garden Co.,
	Cl. A†	395,984	673,920
2,500	Time Warner Cable Inc.	172,150	205,250
14,000	Time Warner Inc.	495,214	539,000
47	Xanadoo Co., Cl. A†	23,394	24,675

Shares		Cost	Market Value

56,000	Yahoo! Inc.†	$1,315,632	$886,480

		13,319,079	20,638,409

	TOTAL OTHER	18,113,646	25,258,521

	TOTAL COMMON STOCKS	102,524,293	119,641,681

	WARRANTS — 0.7%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.7%
	Asia/Pacific — 0.7%
160,000	Bharti Airtel Ltd., expire 09/19/13†(a)	1,019,856	877,250

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$155,000	U.S. Treasury Bills, 0.135% to 0.140%††, 11/15/12 to 12/13/12	154,907	154,912

	TOTAL INVESTMENTS — 99.9%	$103,699,056	120,673,843

	Other Assets and Liabilities (Net) — 0.1%		80,704

	NET ASSETS — 100.0%		$120,754,547

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the market value of Rule 144A securities amounted to $1,193,209 or 0.99% of net assets.

(b)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2012, the market value of fair valued securities amounted to $868,867 or 0.72% of net assets.

(c)	Illiquid security.
(d)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2012, the market value of Regulation S securities amounted to $2,097,416 or 1.74% of net assets, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/12 Carrying Value Per Unit
222,440	Orascom Telecom Holding SAE, GDR	06/22/07	$1,249,360	$2.5000
82,600	Sistema JSFC, GDR	02/09/05	1,616,891	18.6600

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

(e)	At June 30, 2012, the Fund held an investment in a restricted security amounting to $80,709 or 0.07% of net assets, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/12 Carrying Value Per Unit
37,415,054	Cable & Wireless Jamaica Ltd.	03/10/94	$499,070	$0.0022

(f)	Denoted in units.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value

North America	46.9%	$56,638,618
Europe	28.2	34,025,360
Asia/Pacific	10.0	12,053,024
Latin America	9.1	10,919,521
Japan	4.4	5,316,670
Africa/Middle East	1.4	1,720,650

	100.0%	$120,673,843

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $103,699,056)	$120,673,843
Cash	65,454
Receivable for Fund shares sold	4,053
Dividends receivable	360,737
Prepaid expenses	28,094

Total Assets	121,132,181

Liabilities:
Payable for Fund shares redeemed	153,227
Payable for investment advisory fees	94,772
Payable for distribution fees	23,989
Payable for accounting fees	3,750
Payable for shareholder communications expenses	34,228
Payable for custodian fees	25,448
Payable for shareholder services fees	23,182
Other accrued expenses	19,038

Total Liabilities	377,634

Net Assets
(applicable to 6,345,262 shares outstanding)	$120,754,547

Net Assets Consist of:
Paid-in capital	$109,773,329
Accumulated net investment income	1,342,508
Accumulated net realized loss on investments and foreign currency transactions.	(7,335,844)
Net unrealized appreciation on investments	16,974,787
Net unrealized depreciation on foreign currency translations	(233)

Net Assets	$120,754,547

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($118,094,229 ÷ 6,204,263 shares outstanding; 150,000,000 shares authorized)	$19.03
Class A:
Net Asset Value and redemption price per share ($1,250,166 ÷ 65,703 shares outstanding; 50,000,000 shares authorized)	$19.03
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$20.19
Class B:
Net Asset Value and offering price per share ($273.3 ÷ 14.69 shares outstanding; 50,000,000 shares authorized)	$18.60	(a)
Class C:
Net Asset Value and offering price per share ($736,032 ÷ 39,885 shares outstanding; 50,000,000 shares authorized)	$18.45	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($673,847 ÷ 35,396 shares outstanding; 50,000,000 shares authorized)	$19.04

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $205,739)	$2,665,341
Interest	30

Total Investment Income	2,665,371

Expenses:
Investment advisory fees	622,551
Distribution fees - Class AAA	152,182
Distribution fees - Class A	1,554
Distribution fees - Class B	78
Distribution fees - Class C	3,962
Shareholder services fees	87,326
Custodian fees	61,680
Shareholder communications expenses	50,661
Accounting fees	22,500
Directors’ fees	22,486
Registration expenses	20,655
Legal and audit fees	17,595
Interest expense	2,579
Miscellaneous expenses	9,538

Total Expenses	1,075,347

Net Investment Income	1,590,024

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	3,074,041
Net realized gain on foreign currency transactions	9,086

Net realized gain on investments and foreign currency transactions	3,083,127

Net change in unrealized appreciation: on investments	(1,649,106)
on foreign currency translations	(3,011)

Net change in unrealized depreciation on investments and foreign currency translations	(1,652,117)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,431,010

Net Increase in Net Assets Resulting from Operations	$3,021,034

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$1,590,024	$2,972,692
Net realized gain on investments and foreign currency transactions	3,083,127	9,346,385
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,652,117)	(21,945,370)

Net Increase/(Decrease) in Net Assets Resulting from Operations	3,021,034	(9,626,293)

Distributions to Shareholders:
Net investment income
Class AAA	—	(2,913,898)
Class A	—	(32,052)
Class B	—	(466)
Class C	—	(13,892)
Class I	—	(13,295)

Total Distributions to Shareholders	—	(2,973,603)

Capital Share Transactions:
Class AAA	(8,786,146)	(18,004,284)
Class A	(163,955)	(424,038)
Class B	(38,793)	(31,328)
Class C	(121,188)	34,360
Class I	166,122	146,762

Net Decrease in Net Assets from Capital Share Transactions	(8,943,960)	(18,278,528)

Redemption Fees	2	1,617

Net Increase in Net Assets	(5,922,924)	(30,876,807)
Net Assets:
Beginning of period	126,677,471	157,554,278

End of period (including undistributed net investment income of $1,342,508 and $0, respectively)	$120,754,547	$126,677,471

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Return of Capital(b)	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)		Net Investment Income (Loss)		Operating Expenses(c)		Portfolio Turnover Rate††
Class AAA
2012(d)	$18.60	$0.24	$0.19	$0.43	—	—	—	$0.00	$19.03	2.3%	$118,095		2.56	%(e)	1.72	%(e)	1%
2011	20.43	0.41	(1.79)	(1.38)	$(0.45)	—	$(0.45)	0.00	18.60	(6.7)	123,919		1.99		1.61		5
2010	18.71	0.34	1.75	2.09	(0.37)	—	(0.37)	(0.00)	20.43	11.2	154,280		1.76		1.62		6
2009	15.31	0.30	3.46	3.76	(0.36)	$0.00	(0.36)	0.00	18.71	24.6	155,352		1.88		1.69		4
2008	26.34	0.32	(11.02)	(10.70)	(0.33)	—	(0.33)	0.00	15.31	(40.6)	139,761		1.51		1.59		3
2007	22.46	0.25	3.86	4.11	(0.23)	—	(0.23)	0.00	26.34	18.3	307,368		0.98		1.50		11
Class A
2012(d)	$18.59	$0.24	$0.20	$0.44	—	—	—	$0.00	$19.03	2.4%	$1,250		2.48	%(e)	1.72	%(e)	1%
2011	20.42	0.45	(1.84)	(1.39)	$(0.44)	—	$(0.44)	0.00	18.59	(6.8)	1,374		2.17		1.61		5
2010	18.70	0.36	1.73	2.09	(0.37)	—	(0.37)	(0.00)	20.42	11.2	1,901		1.87		1.62		6
2009	15.31	0.29	3.46	3.75	(0.36)	$0.00	(0.36)	0.00	18.70	24.5	1,523		1.81		1.69		4
2008	26.32	0.32	(11.00)	(10.68)	(0.33)	—	(0.33)	0.00	15.31	(40.6)	1,130		1.52		1.59		3
2007	22.43	0.23	3.89	4.12	(0.23)	—	(0.23)	0.00	26.32	18.4	2,728		0.89		1.50		11
Class B
2012(d)	$18.33	$(0.05)	$0.32	$0.27	—	—	—	—	$18.60	1.5%	—	(f)	(0.55	)%(e)	2.47	%(e)	1%
2011	20.05	0.23	(1.72)	(1.49)	$(0.23)	—	$(0.23)	$0.00	18.33	(7.4)	$37		1.16		2.36		5
2010	18.36	0.19	1.69	1.88	(0.19)	—	(0.19)	(0.00)	20.05	10.3	72		1.02		2.37		6
2009	15.03	0.18	3.38	3.56	(0.23)	$0.00	(0.23)	0.00	18.36	23.7	99		1.13		2.44		4
2008	25.67	0.20	(10.74)	(10.54)	(0.10)	—	(0.10)	0.00	15.03	(41.0)	102		0.95		2.34		3
2007	21.90	0.06	3.75	3.81	(0.04)	—	(0.04)	0.00	25.67	17.4	297		0.26		2.25		11
Class C
2012(d)	$18.10	$0.17	$0.18	$0.35	—	—	—	$0.00	$18.45	1.9%	$736		1.81	%(e)	2.47	%(e)	1%
2011	19.88	0.25	(1.73)	(1.48)	$(0.30)	—	$(0.30)	0.00	18.10	(7.4)	843		1.27		2.36		5
2010	18.25	0.19	1.69	1.88	(0.25)	—	(0.25)	(0.00)	19.88	10.3	890		1.04		2.37		6
2009	14.96	0.17	3.36	3.53	(0.24)	$0.00	(0.24)	0.00	18.25	23.6	659		1.08		2.44		4
2008	25.50	0.15	(10.61)	(10.46)	(0.08)	—	(0.08)	0.00	14.96	(41.0)	563		0.73		2.34		3
2007	21.76	0.05	3.72	3.77	(0.03)	—	(0.03)	0.00	25.50	17.3	2,122		0.19		2.25		11
Class I
2012(d)	$18.58	$0.29	$0.17	$0.46	—	—	—	$0.00	$19.04	2.5%	$674		3.05	%(e)	1.47	%(e)	1%
2011	20.41	0.44	(1.77)	(1.33)	$(0.50)	—	$(0.50)	0.00	18.58	(6.5)	504		2.17		1.36		5
2010	18.70	0.39	1.74	2.13	(0.42)	—	(0.42)	(0.00)	20.41	11.4	411		2.06		1.37		6
2009	15.30	0.35	3.45	3.80	(0.40)	$0.00	(0.40)	0.00	18.70	24.8	402		2.17		1.44		4
2008(g)	25.53	0.35	(10.19)	(9.84)	(0.39)	—	(0.39)	0.00	15.30	(38.5)	416		1.78	(e)	1.34	(e)	3

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 25%.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the year ended December 31, 2008. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.57% (Class AAA and Class A), 2.32% (Class B and Class C), and 1.32% (Class I), respectively. For the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009, and 2007, the effect of interest expense was minimal.

(d)	For the six months ended June 30, 2012, unaudited.
(e)	Annualized.
(f)	Amount represents less than $500.
(g)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Telecommunications Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$6,228,364	$176,165	$242	$6,404,771
Latin America	3,337,562	80,709	—	3,418,271
North America	25,453,462	—	116	25,453,578
Other Regions(a)	23,358,254	—	—	23,358,254
WIRELESS TELECOMMUNICATIONS
SERVICES
Latin America	7,178,168	—	0	7,178,168
Other Regions(a)	28,570,118	—	—	28,570,118
OTHER
Africa/Middle East	81	—	0	81
Asia/Pacific	577,800	19,822	—	597,622
Europe	3,273,467	—	752	3,274,219
North America	20,637,913	496	0	20,638,409
Other Regions(a)	748,190	—	—	748,190

Total Common Stocks	119,363,379	277,192	1,110	119,641,681

Warrants(a)	—	877,250	—	877,250
U.S. Government Obligations	—	154,912	—	154,912

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$119,363,379	$1,309,354	$1,110	$120,673,843

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of June 30, 2012, refer to the Schedule of Investments.

Concentration Risks. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2011 was $2,973,603 of ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2011, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholder. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital Loss Carryforward Available through 2012	$3,314,655
Capital Loss Carryforward Available through 2016	250,132
Capital Loss Carryforward Available through 2017	4,306,785

Total Capital Loss Carryforwards	$7,871,572

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2012.

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$106,123,663	$37,707,225	$(23,157,045)	$14,550,180

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to G. distributors, LLC (the “Distributor”), an affiliate of the Fund at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $1,152,309 and $8,974,759, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2012, the Fund paid brokerage commissions on security trades of $4,480 to Gabelli & Company, Inc., an affiliate of the Fund. Additionally the Distributor retained a total of $898 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2012, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2012 was $271,363 with a weighted average interest rate of 1.33%. The maximum amount borrowed at any time during the six months ended June 30, 2012 was $2,713,000.

8. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2012 and the year ended December 31, 2011 amounted to $2 and $1,617, respectively.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	For the Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	67,770	$1,289,036	594,920	$12,571,285
Shares issued upon reinvestment of distributions	—	—	150,288	2,756,275
Shares redeemed	(526,184)	(10,075,182)	(1,635,082)	(33,331,844)

Net decrease	(458,414)	$(8,786,146)	(889,874)	$(18,004,284)

Class A
Shares sold	11,124	$210,230	43,102	$915,987
Shares issued upon reinvestment of distributions	—	—	1,388	25,449
Shares redeemed	(19,310)	(374,185)	(63,737)	(1,365,474)

Net decrease	(8,186)	$(163,955)	(19,247)	$(424,038)

Class B
Shares issued upon reinvestment of distributions	—	—	8	$141
Shares redeemed	(2,032)	$(38,793)	(1,568)	(31,469)

Net decrease	(2,032)	$(38,793)	(1,560)	$(31,328)

Class C
Shares sold	6,759	$126,664	9,017	$185,261
Shares issued upon reinvestment of distributions	—	—	592	10,550
Shares redeemed	(13,462)	(247,852)	(7,775)	(161,451)

Net increase/(decrease)	(6,703)	$(121,188)	1,834	$34,360

Class I
Shares sold	22,738	$442,686	10,809	$224,516
Shares issued upon reinvestment of distributions	—	—	724	13,274
Shares redeemed	(14,492)	(276,564)	(4,520)	(91,028)

Net increase	8,246	$166,122	7,013	$146,762

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

The GAMCO Global

Telecommunications Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President,
Executive Officer,	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer,	Medical Director,
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President,	Chairman,
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman,
Chief Executive Officer,	Zizza & Associates Corp.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Agnes Mullady
President, Secretary, and	Treasurer
Acting Chief
Compliance Officer

Custodian, Transfer Agent,

and Dividend Disbursing Agent

State Street Bank and Trust Company

Distributor

G.distributors, LLC

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

The

GAMCO

Global

Telecommunications

Fund

SEMIANNUAL REPORT

JUNE 30, 2012

GAB401Q212SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item	7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item	9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date  9/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date  9/7/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date  9/7/12

* Print the name and title of each signing officer under his or her signature.